Federated Capital Income Fund
Portfolio of Investments
February 29, 2020 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—39.6%
		Communication Services—4.1%
333,341		AT&T, Inc.	$11,740,270
5,410	[1]	Alphabet, Inc., Class A	7,245,342
236,903		Comcast Corp., Class A	9,577,988
129,304		Verizon Communications, Inc.	7,003,105
64,335		Walt Disney Co.	7,569,013
		TOTAL	43,135,718
		Consumer Discretionary—5.0%
6,293	[1]	Amazon.com, Inc.	11,854,439
29,630		Home Depot, Inc.	6,454,599
58,004		Las Vegas Sands Corp.	3,382,213
28,158		Lowe's Cos., Inc.	3,000,798
19,246		Marriott International, Inc., Class A	2,386,504
26,905		McDonald's Corp.	5,224,144
53,561		Nike, Inc., Class B	4,787,282
66,850		Pulte Group, Inc.	2,687,370
60,580		Starbucks Corp.	4,751,289
67,331		TJX Cos., Inc.	4,026,394
36,239		Target Corp.	3,732,617
		TOTAL	52,287,649
		Consumer Staples—3.4%
13,508		Constellation Brands, Inc., Class A	2,328,509
11,258		Costco Wholesale Corp.	3,165,074
85,315		Mondelez International, Inc.	4,504,632
61,919		Philip Morris International, Inc.	5,069,309
65,227		Procter & Gamble Co.	7,385,653
102,597		The Coca-Cola Co.	5,487,914
75,890		WalMart, Inc.	8,171,835
		TOTAL	36,112,926
		Energy—2.0%
86,974		BP PLC, ADR	2,721,417
60,068		Chevron Corp.	5,606,747
65,432		ConocoPhillips	3,168,218
39,211		Exxon Mobil Corp.	2,017,014
38,035		Hess Corp.	2,136,806
32,635		Phillips 66	2,443,056
71,000		Schlumberger Ltd.	1,923,390
22,845		Valero Energy Corp.	1,513,481
		TOTAL	21,530,129
		Financials—6.1%
23,841		Allstate Corp.	2,509,265
22,969		American Express Co.	2,524,982
301,205		Bank of America Corp.	8,584,343
23,084	[1]	Berkshire Hathaway, Inc., Class B	4,763,153
23,459		Capital One Financial Corp.	2,070,491

Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—continued
	Financials—continued
110,763	Citigroup, Inc.	$7,029,020
89,965	Citizens Financial Group, Inc.	2,850,991
27,273	Gallagher (Arthur J.) & Co.	2,658,845
29,485	Goldman Sachs Group, Inc.	5,919,703
119,365	JPMorgan Chase & Co.	13,859,470
23,160	LPL Investment Holdings, Inc.	1,840,757
48,098	MetLife, Inc.	2,054,747
75,680	Morgan Stanley	3,407,870
58,435	OneMain Holdings, Inc.	2,147,486
45,677	VOYA Financial, Inc.	2,404,437
	TOTAL	64,625,560
	Health Care—4.9%
41,949	Abbott Laboratories	3,231,332
45,680	AbbVie, Inc.	3,915,233
13,868	Anthem, Inc.	3,565,324
38,538	Eli Lilly & Co.	4,860,798
75,468	Johnson & Johnson	10,148,937
38,503	Medtronic PLC	3,876,097
69,324	Merck & Co., Inc.	5,307,445
172,089	Pfizer, Inc.	5,751,214
6,995	Thermo Fisher Scientific, Inc.	2,034,146
33,703	UnitedHealth Group, Inc.	8,592,917
	TOTAL	51,283,443
	Industrials—3.1%
19,291	Allegion PLC	2,218,272
3,575	Boeing Co.	983,518
9,556	Caterpillar, Inc.	1,187,237
228,238	General Electric Co.	2,483,229
28,276	Honeywell International, Inc.	4,585,519
11,341	L3Harris Technologies, Inc.	2,242,456
24,228	Manpower, Inc.	1,839,874
25,511	Parker-Hannifin Corp.	4,713,668
6,794	Roper Technologies, Inc.	2,389,450
8,710	Stanley Black & Decker, Inc.	1,251,627
30,846	Union Pacific Corp.	4,929,499
28,706	United Technologies Corp.	3,748,717
	TOTAL	32,573,066
	Information Technology—7.7%
18,967	Accenture PLC	3,425,250
60,738	Apple, Inc.	16,603,340
66,565	Applied Materials, Inc.	3,868,758
46,968	Fidelity National Information Services, Inc.	6,562,369
94,792	Genpact Ltd.	3,645,700
82,958	Intel Corp.	4,605,828
14,105	Mastercard, Inc.	4,093,976
129,915	Microsoft Corp.	21,047,529
22,531	NVIDIA Corp.	6,084,947
37,849	NXP Semiconductors NV	4,303,053
22,411	Texas Instruments, Inc.	2,557,992

Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—continued
	Information Technology—continued
26,347	Visa, Inc., Class A	$4,788,831
	TOTAL	81,587,573
	Materials—0.9%
58,544	CF Industries Holdings, Inc.	2,157,932
46,103	DuPont de Nemours, Inc.	1,977,819
171,243	Freeport-McMoRan, Inc.	1,705,580
13,895	Linde PLC	2,654,084
23,820	Nucor Corp.	984,957
	TOTAL	9,480,372
	Real Estate—2.0%
37,204	Cyrusone, Inc.	2,253,818
9,355	Equinix, Inc.	5,358,544
126,614	Host Hotels & Resorts, Inc.	1,833,371
109,802	Invitation Homes, Inc.	3,150,220
68,483	ProLogis, Inc.	5,771,747
15,126	Sun Communities, Inc.	2,312,463
	TOTAL	20,680,163
	Utilities—0.4%
11,333	Atmos Energy Corp.	1,170,132
79,721	FirstEnergy Corp.	3,549,976
	TOTAL	4,720,108
	TOTAL COMMON STOCKS (IDENTIFIED COST $431,969,309)	418,016,707
	CORPORATE BONDS—3.6%
	Basic Industry - Chemicals—0.0%
$175,000	Albemarle Corp., 4.150%, 12/1/2024	191,659
	Capital Goods - Aerospace & Defense—0.1%
200,000	Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	217,406
150,000	Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	157,525
320,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	346,454
300,000	Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 3/1/2025	319,286
370,000	Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	401,048
50,000	Otis Worldwide Corp., Sr. Unsecd. Note, 144A, 2.565%, 2/15/2030	51,454
	TOTAL	1,493,173
	Capital Goods - Building Materials—0.0%
40,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	42,793
180,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	197,159
	TOTAL	239,952
	Capital Goods - Construction Machinery—0.0%
240,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	255,966
	Communications - Cable & Satellite—0.1%
400,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	463,442
400,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	434,113
400,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	447,941
	TOTAL	1,345,496
	Communications - Media & Entertainment—0.0%
135,000	Fox Corp., Sr. Unsecd. Note, 144A, 4.709%, 1/25/2029	158,411
	Communications - Telecom Wireless—0.1%
350,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	392,770

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wireless—continued
$210,000	Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	$262,260
150,000	Crown Castle International Corp., Sr. Unsecd. Note, 5.200%, 2/15/2049	191,015
	TOTAL	846,045
	Communications - Telecom Wirelines—0.1%
400,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	521,685
150,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	184,487
306,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.672%, 3/15/2055	407,029
	TOTAL	1,113,201
	Communications Equipment—0.4%
4,819,488	Liberty Media Group, Conv. Bond, 3.500%, 1/15/2031	4,391,036
	Consumer Cyclical - Automotive—0.1%
200,000	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 2.850%, 1/6/2022	204,210
100,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	100,045
60,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	60,556
220,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 2.700%, 1/11/2023	229,563
	TOTAL	594,374
	Consumer Cyclical - Retailers—0.1%
150,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	149,365
250,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	308,129
150,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	162,283
	TOTAL	619,777
	Consumer Cyclical - Services—0.1%
200,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	225,613
150,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.750%, 8/1/2028	174,249
80,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	85,313
	TOTAL	485,175
	Consumer Non-Cyclical - Food/Beverage—0.2%
400,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	494,992
150,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	157,851
200,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	214,867
150,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 5.085%, 5/25/2048	191,451
150,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	149,478
130,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	120,277
200,000	PepsiCo, Inc., 2.750%, 4/30/2025	211,997
95,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 6/2/2027	103,947
	TOTAL	1,644,860
	Consumer Non-Cyclical - Health Care—0.0%
200,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	210,465
	Consumer Non-Cyclical - Pharmaceuticals—0.1%
135,000	AbbVie, Inc., Sr. Unsecd. Note, 144A, 3.200%, 11/21/2029	142,680
115,000	AbbVie, Inc., Sr. Unsecd. Note, 144A, 4.250%, 11/21/2049	130,213
200,000	Amgen, Inc., Sr. Unsecd. Note, 2.450%, 2/21/2030	203,594
300,000	AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	344,737
400,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 4.350%, 11/15/2047	517,160
175,000	Eli Lilly & Co., Sr. Unsecd. Note, 3.375%, 3/15/2029	196,629
	TOTAL	1,535,013
	Consumer Non-Cyclical - Supermarkets—0.0%
200,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	227,006

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Tobacco—0.0%
$320,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	$406,250
	Diversified Financial Services—0.4%
4,100,000	AXA Equitable Holdings, Inc., Conv. Bond, 144A, 7.250%, 5/15/2021	4,293,356
	Energy - Independent—0.1%
250,000	Apache Corp., Sr. Unsecd. Note, 4.250%, 1/15/2030	260,264
280,000	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	290,861
300,000	EOG Resources, Inc., Sr. Unsecd. Note, 4.150%, 1/15/2026	335,619
	TOTAL	886,744
	Energy - Integrated—0.0%
205,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	240,071
	Energy - Midstream—0.2%
205,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	217,958
305,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	326,954
80,000	Energy Transfer Partners LP, Sr. Unsecd. Note, Series 30Y, 6.000%, 6/15/2048	89,984
150,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.700%, 1/31/2051	150,193
250,000	Kinder Morgan, Inc., 5.050%, 2/15/2046	284,690
200,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	224,184
230,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	245,242
	TOTAL	1,539,205
	Energy - Refining—0.0%
140,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	152,308
	Financial Institution - Banking—0.6%
200,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	209,493
500,000	Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	545,081
400,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	409,634
125,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	133,914
800,000	Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	852,342
250,000	Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	276,672
250,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	269,690
80,000	FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	80,875
200,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	228,867
400,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	437,589
500,000	HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	547,769
300,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	327,680
600,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	664,762
400,000	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.500%, 5/18/2022	408,856
200,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	221,895
350,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 8/9/2026	436,895
550,000	Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	583,583
100,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	104,521
	TOTAL	6,740,118
	Financial Institution - Insurance - Life—0.1%
200,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	223,158
150,000	American International Group, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2055	171,729
200,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	283,775
340,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	382,162
150,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 5/15/2044	183,275
	TOTAL	1,244,099

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - P&C—0.1%
$89,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	$96,558
250,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	455,957
	TOTAL	552,515
	Financial Institution - REIT - Apartment—0.1%
195,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	215,155
250,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	270,759
250,000	UDR, Inc., Series MTN, 3.750%, 7/1/2024	271,402
	TOTAL	757,316
	Financial Institution - REIT - Healthcare—0.0%
200,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	223,189
	Financial Institution - REIT - Office—0.1%
200,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 6/15/2023	213,621
300,000	Boston Properties LP, Sr. Unsecd. Note, 4.500%, 12/1/2028	354,440
	TOTAL	568,061
	Financial Institution - REIT - Other—0.0%
115,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	128,605
	Financial Institution - REIT - Retail—0.0%
20,000	Regency Centers Corp., Sr. Unsecd. Note, 3.750%, 11/15/2022	21,084
160,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	181,381
	TOTAL	202,465
	Technology—0.1%
135,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	139,812
200,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	234,363
150,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	164,271
245,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	278,210
155,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	177,762
	TOTAL	994,418
	Transportation - Railroads—0.0%
65,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	66,710
	Transportation - Services—0.1%
200,000	FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	202,358
340,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 3/1/2022	348,868
	TOTAL	551,226
	Utility - Electric—0.3%
400,000	Electricite de France SA, Jr. Sub. Note, 144A, 5.625%, 7/22/2068	421,278
300,000	Enel Finance International SA, Company Guarantee, 144A, 6.000%, 10/7/2039	399,179
290,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	313,454
80,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	100,635
280,000	Kansas City Power And Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	360,783
230,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	243,049
130,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	153,012
150,000	Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	158,633
300,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	318,301
300,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	322,532
280,000	Virginia Electric & Power Co., Sr. Unsecd. Note, Series A, 3.500%, 3/15/2027	308,827
	TOTAL	3,099,683

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas—0.0%
$250,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	$302,564
		TOTAL CORPORATE BONDS (IDENTIFIED COST $33,584,456)	38,300,512
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.7%
		Agency Commercial Mortgage-Backed Securities—0.7%
1,025,000		Federal Home Loan Mortgage Corp. REMIC, Series K054, Class A2, 2.745%, 1/25/2026	1,098,703
1,400,000		Federal Home Loan Mortgage Corp. REMIC, Series K060, Class A2, 3.300%, 10/25/2026	1,556,387
2,000,000		Federal National Mortgage Association REMIC, Series 2016-M11, Class A2, 2.369%, 7/25/2026	2,072,796
2,770,000		FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.720%, 10/25/2048	2,970,232
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $7,132,971)	7,698,118
		PREFERRED STOCKS—5.9%
		Financials—0.9%
30,640		Assurant, Inc., Conv. Pfd., 6.500%, 3/15/2021, Annual Dividend $6.50	3,574,156
104,777		New York Community Cap Trust V, Conv. Pfd., 6.00%, 11/1/2051, Annual Dividend $3.00	5,343,627
		TOTAL	8,917,783
		Health Care—1.5%
77,434		Avantor, Inc., Conv. Pfd., Series A, 6.250%, 5/15/2022, Annual Dividend $3.12	4,318,494
62,004		Becton Dickinson and Co., Conv. Pfd., 6.125%, 5/1/2020, Annual Dividend $3.06	3,508,807
5,000		Danaher Corp., Conv. Pfd., Series A, 4.750%, 4/15/2022, Annual Dividend $47.50	5,497,250
41,000		Elanco Animal Health, Inc., Conv. Bond, 5.00%, 2/1/2023, Annual Dividend $2.50	2,093,050
		TOTAL	15,417,601
		Industrials—0.6%
71,126		Stanley Black & Decker, Inc., Conv. Pfd., 5.250%, 11/15/2022, Annual Dividend $5.25	6,659,527
		Information Technology—0.4%
3,700		Broadcom, Inc., Conv. Pfd., 8.000%, 9/30/2022, Annual Dividend $80.00	3,826,355
		Real Estate—0.4%
3,630		Crown Castle International Corp., Conv Pfd., Series A, 6.875%, 8/1/2020, Annual Dividend $68.75	4,626,762
		Utilities—2.1%
67,761		American Electric Power Co., Inc., Conv. Pfd., 6.125%, 3/15/2022, Annual Dividend $3.06	3,515,441
39,243		Dominion Energy, Inc., Conv. Pfd., 7.250%, 6/1/2022, Annual Dividend $7.25	3,930,186
87,558		Essential Utilities, Inc., Conv. Pfd., 6.000%, 4/30/2022, Annual Dividend $3.00	4,985,553
51,984		NextEra Energy, Inc., Conv. Pfd., 4.872%, 9/1/2022, Annual Dividend $2.44	2,635,069
31,201		Sempra Energy, Conv. Pfd., 6.750%, 7/15/2021, Annual Dividend $6.75	3,476,103
77,818		Southern Co., Conv. Pfd., 6.750%, 8/1/2022, Annual Dividend $3.38	3,918,914
		TOTAL	22,461,266
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $60,509,144)	61,909,294
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.3%
$875,000		Bank 2018-BN12, Class A4, 4.255%, 5/15/2061	1,024,343
1,225,000	[2]	Bank 2018-BN15, Class A4, 4.407% (12-month USLIBOR +0.000%), 11/15/2061	1,457,975
2,000,000		Benchmark Mortgage Trust 2018-B4, Class A5, 4.121%, 7/15/2051	2,323,133
2,600,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	2,750,313
400,000		CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	444,217
1,000,000		Deutsche Bank Commercial Mortgage Trust 2016-C1, Class A4, 3.276%, 5/10/2049	1,085,017
2,000,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	2,167,553
550,000		JPMDB Commercial Mortgage Securities Trust 2017-C5, Class A5, 3.694%, 3/15/2050	614,923

Shares, Principal Amount or Contracts			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
$2,000,000		Morgan Stanley Capital I Trust 2016-UB12, Class A4, 3.596%, 12/15/2049	$2,212,495
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $13,046,458)	14,079,969
		PURCHASED PUT OPTIONS—0.2%
5,700	[1]	iShares 20+ Year Treasury Bond ETF, Notional Amount $88,526,700, Exercise Price $145.00, Expiration Date 4/17/2020	552,900
1,000	[1]	SPDR S&P 500 ETF Trust, Notional Amount $29,626,000, Exercise Price $300.00, Expiration Date 4/17/2020	1,553,500
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $1,207,429)	2,106,400
		U.S. TREASURIES—1.9%
$7,658,700		U.S. Treasury Inflation-Protected Notes, 1.000%, 2/15/2049	9,489,454
9,500,000		United States Treasury Note, 1.750%, 11/15/2029	10,014,593
		TOTAL U.S. TREASURIES (IDENTIFIED COST $18,178,023)	19,504,047
		WARRANTS—0.0%
		Materials—0.0%
4,803	[1]	Hercules, Inc., Warrants (IDENTIFIED COST $0)	216,600
		INVESTMENT COMPANIES—47.5%
14,718,441		Emerging Markets Core Fund	148,361,881
1,018,330		Federated Bank Loan Core Fund	9,837,067
7,712,498		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.68%[3]	7,715,583
15,266,062		Federated Mortgage Core Portfolio	153,118,605
29,492,443		High Yield Bond Portfolio	181,673,450
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $528,958,185)	500,706,586
		TOTAL INVESTMENT IN SECURITIES—100.7% (IDENTIFIED COST $1,094,585,975)	1,062,538,233
		OTHER ASSETS AND LIABILITIES - NET—(0.7)%[4]	(7,604,450)
		TOTAL NET ASSETS—100%	$1,054,933,783
At February 29, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[1]United States Treasury Note 2-Year Long Futures	535	$116,805,547	June 2020	$650,578
[1]United States Treasury Note 5-Year Long Futures	32	$3,928,000	June 2020	$46,428
[1]United States Treasury Note 10-Year Ultra Long Futures	105	$15,772,969	June 2020	$345,280
[1]United States Treasury Note 10-Year Short Futures	79	$10,645,250	June 2020	$(236,561)
[1]United States Treasury Ultra Bond Short Futures	245	$50,837,500	June 2020	$(1,392,075)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(586,350)
The average notional value of long and short futures contracts held by the Fund throughout the period was $122,213,881 and $48,611,977, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.

At February 29, 2020, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 2/29/2020[5]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
OTC Swap:
Citigroup Global Markets, Inc.	CDX Index EM Series 32	Buy	1.00%	12/20/2024	2.34%	$18,000,000	$1,190,702	$728,318	$462,384
The average notional amount of credit default swap contracts held by the Fund throughout the period was $12,000,000. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 29, 2020, the Fund had the following outstanding written options contracts:
Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value
Put Options:
J.P. Morgan	iShares 20+ Year Treasury Bond ETF	$88,526,700	April 2020	$140.00	$(222,300)
J.P. Morgan	SPDR S&P 500 ETF Trust	$29,626,000	April 2020	$290.00	$(1,159,500)
(PREMIUMS RECEIVED $539,259)					$(1,381,800)
The average market value of purchased put and call options held by the Fund throughout the period was $1,456,763 and $51,300, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
The average market value of written put options held by the Fund throughout the period was $(679,656). This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures Contracts, Swap Contracts and the value of Written Options Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 29, 2020, were as follows:
Affiliates	Balance of Shares Held 11/30/2019	Purchases/ Additions	Sales/ Reductions
Emerging Markets Core Fund	16,572,341	—	(1,853,901)
Federated Bank Loan Core Portfolio	1,687,243	1,023,751	(1,692,664)
Federated Institutional Prime Value Obligations Fund, Institutional Shares	—	71,774,447	(64,061,949)
Federated Mortgage Core Portfolio	14,508,487	757,576	—
High Yield Bond Portfolio	38,125,822	—	(8,633,379)
TOTAL OF AFFILIATED TRANSACTIONS	70,893,893	73,555,774	(76,241,893)

Balance of Shares Held 2/29/2020	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Dividend Income
14,718,440	$148,361,881	$4,038,750	$(1,405,942)	$2,094,380
1,018,330	$9,837,067	$(213,550)	$152,267	$36,649
7,712,498	$7,715,583	$—	$1,335	$20,757
15,266,063	$153,118,605	$2,274,758	$—	$1,084,793
29,492,443	$181,673,450	$442,872	$(1,674,550)	$3,468,758
68,207,774	$500,706,586	$6,542,830	$(2,926,890)	$6,705,337
1	Non-income-producing security.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
5	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an Investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$38,300,512	$—	$38,300,512
Commercial Mortgage-Backed Securities	—	7,698,118	—	7,698,118
Collateralized Mortgage Obligations	—	14,079,969	—	14,079,969
Equity Securities:
Common Stocks
Domestic	393,249,444	—	—	393,249,444
International	24,767,263	—	—	24,767,263
Preferred Stocks
Domestic	61,909,294	—	—	61,909,294
Purchased Put Options	2,106,400	—	—	2,106,400
U.S. Treasuries	—	19,504,047	—	19,504,047
Warrants	—	216,600	—	216,600
Investment Companies	500,706,586	—	—	500,706,586
TOTAL SECURITIES	$982,738,987	$79,799,246	$—	$1,062,538,233
Other Financial Instruments
Assets
Futures Contracts	$1,042,286	$—	$—	$1,042,286
Swap Contracts	—	1,190,702	—	1,190,702
Written Options Contracts	—	—	—	—
Liabilities
Futures Contracts	(1,628,636)	—	—	(1,628,636)
Swap Contracts	—	—	—	—
Written Options Contracts	(1,381,800)	—	—	(1,381,800)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(1,968,150)	$1,190,702	$—	$(777,448)
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
BKNT	—Bank Notes
ETF	—Exchange-Traded Fund
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SPDR	—Standard & Poor's Depositary Receipt